INCOME TAXES (Schedule of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current	$ 11,202	$ 11,125	$ 8,980
Deferred	66,293	(7,879)	(15,630)
Domestic	3,766	(14,105)	(19,716)
Foreign	73,729	17,351	13,066
Income tax expense	$ 77,495	$ 3,246	$ (6,650)